Operating Segments - Summary of Bank's Financial Results by Geographic Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018
Disclosure of geographical areas [line items]
Net interest income	$ 17,320	[1]	$ 17,177	$ 16,191
Non-interest income	14,016		13,857	12,584
Total revenues	31,336		31,034	28,775
Provision for credit losses	6,084		3,027	2,611
Non-interest expenses	16,856		16,737	15,058
Income tax expense	1,543		2,472	2,382
Net income	6,853	[1]	8,798	8,724
Net income attributable to non-controlling interests in subsidiaries	75		408	176
Net income attributable to equity holders of the Bank	6,778		8,390	8,548
Total average assets	1,161,000		1,056,000	946,000
Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	17,320		17,177	16,191
Non-interest income	14,016		13,857	12,584
Total revenues	31,336		31,034	28,775
Provision for credit losses	6,084		3,027	2,611
Non-interest expenses	16,856		16,737	15,058
Income tax expense	1,543		2,472	2,382
Net income	6,853		8,798	8,724
Net income attributable to non-controlling interests in subsidiaries	75		408	176
Net income attributable to equity holders of the Bank	6,778		8,390	8,548
Total average assets	1,161,000		1,056,000	946,000
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	8,515		7,630	7,780
Non-interest income	8,085		7,304	6,805
Total revenues	16,600		14,934	14,585
Provision for credit losses	2,271		981	802
Non-interest expenses	8,952		8,275	7,683
Income tax expense	967		1,082	1,310
Net income	4,410		4,596	4,790
Net income attributable to non-controlling interests in subsidiaries	(28)		1
Net income attributable to equity holders of the Bank	4,438		4,595	4,790
Total average assets	689,000		607,000	565,000
United States [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	763		720	691
Non-interest income	1,375		1,189	843
Total revenues	2,138		1,909	1,534
Provision for credit losses	128		(16)	(34)
Non-interest expenses	1,080		870	701
Income tax expense	192		267	220
Net income	738		788	647
Net income attributable to equity holders of the Bank	738		788	647
Total average assets	164,000		149,000	119,000
Mexico [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,661		1,684	1,561
Non-interest income	724		671	613
Total revenues	2,385		2,355	2,174
Provision for credit losses	644		335	239
Non-interest expenses	1,298		1,306	1,196
Income tax expense	98		121	76
Net income	345		593	663
Net income attributable to non-controlling interests in subsidiaries	7		14	17
Net income attributable to equity holders of the Bank	338		579	646
Total average assets	41,000		37,000	32,000
Peru [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,705		1,576	1,378
Non-interest income	605		790	662
Total revenues	2,310		2,366	2,040
Provision for credit losses	971		523	351
Non-interest expenses	827		846	770
Income tax expense	116		248	235
Net income	396		749	684
Net income attributable to non-controlling interests in subsidiaries	16		(11)	12
Net income attributable to equity holders of the Bank	380		760	672
Total average assets	31,000		28,000	24,000
Chile [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,415		1,613	1,117
Non-interest income	677		806	565
Total revenues	2,092		2,419	1,682
Provision for credit losses	639		436	498
Non-interest expenses	973		1,166	837
Income tax expense	78		185	51
Net income	402		632	296
Net income attributable to non-controlling interests in subsidiaries	91		179	28
Net income attributable to equity holders of the Bank	311		453	268
Total average assets	52,000		51,000	33,000
Colombia [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	812		1,017	839
Non-interest income	449		567	484
Total revenues	1,261		1,584	1,323
Provision for credit losses	666		362	511
Non-interest expenses	813		920	723
Income tax expense	(74)		117	39
Net income	(144)		185	50
Net income attributable to non-controlling interests in subsidiaries	(87)		124	16
Net income attributable to equity holders of the Bank	(57)		61	34
Total average assets	14,000		13,000	12,000
Caribbean And Central America [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,734		2,143	2,028
Non-interest income	753		1,048	968
Total revenues	2,487		3,191	2,996
Provision for credit losses	570		352	211
Non-interest expenses	1,589		1,933	1,795
Income tax expense	45		324	175
Net income	283		582	815
Net income attributable to non-controlling interests in subsidiaries	76		101	102
Net income attributable to equity holders of the Bank	207		481	713
Total average assets	35,000		42,000	40,000
Other International [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	715		794	797
Non-interest income	1,348		1,482	1,644
Total revenues	2,063		2,276	2,441
Provision for credit losses	195		54	33
Non-interest expenses	1,324		1,421	1,353
Income tax expense	121		128	276
Net income	423		673	779
Net income attributable to non-controlling interests in subsidiaries				1
Net income attributable to equity holders of the Bank	423		673	778
Total average assets	$ 135,000		$ 129,000	$ 121,000

[1]	The amounts for the year ended October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).